Debt - Additional Information (Details) $ in Millions			1 Months Ended		12 Months Ended
	Feb. 01, 2023 CAD ($)	Feb. 01, 2023 USD ($)	Jan. 31, 2022 CAD ($)	Jan. 31, 2022 USD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2023 USD ($)	Dec. 15, 2023 payment	Jul. 12, 2021 USD ($)
Disclosure of detailed information about borrowings [line items]
Repayments of borrowings including accrued interest, classified as financing activities	$ 144	$ 108,000,000
Repayments of bonds, notes and debentures					$ 710	$ 1,323
Pre tax expense					0	(58)
Number of semi-annual payments | payment									15
Borrowings					6,534	7,167
Principal amount					$ 6,534	7,167
Debt-to-capitalization ratio, maximum					0.60			0.60
Open Market Purchases
Disclosure of detailed information about borrowings [line items]
Repayments of borrowings including accrued interest, classified as financing activities						120	$ 90,000,000
Cash Tender Offers
Disclosure of detailed information about borrowings [line items]
Repayments of borrowings including purchase premiums and accrued interest, classified as financing activities						909	703,000,000
Antamina
Disclosure of detailed information about borrowings [line items]
Proportion of ownership interest in joint operation					22.50%
Outstanding notes, except for notes due October 2035
Disclosure of detailed information about borrowings [line items]
Redemption price					100.00%			100.00%
Outstanding notes, except for notes due October 2035 | Bottom of range
Disclosure of detailed information about borrowings [line items]
Callable period prior to maturity					3 months
Outstanding notes, except for notes due October 2035 | Top of range
Disclosure of detailed information about borrowings [line items]
Callable period prior to maturity					6 months
Three Point Seven Five Percent Notes
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	3.75%	3.75%
Outstanding Notes Pursuant To Open Market Repurchase
Disclosure of detailed information about borrowings [line items]
Pre tax expense						5
Outstanding Notes Pursuant To Open Market Repurchase | Open Market Purchases
Disclosure of detailed information about borrowings [line items]
Repayments of bonds, notes and debentures							93,000,000
3.9% notes due July 2030
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate					3.90%			3.90%
Borrowings					$ 658	673
Principal amount					$ 658	$ 673
3.9% notes due July 2030 | Open Market Purchases
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate						3.90%
Repayments of bonds, notes and debentures							47,000,000
6.125% notes due October 2035 (a)(iii)(iv)
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate					6.125%			6.125%
Borrowings					$ 439	$ 449
Principal amount					$ 439	$ 449
6.125% notes due October 2035 (a)(iii)(iv) | Open Market Purchases
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate						6.125%
Repayments of bonds, notes and debentures							24,000,000
6.125% notes due October 2035 (a)(iii)(iv) | Cash Tender Offers
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate						6.125%
Repayments of bonds, notes and debentures							249,000,000
6.25% notes due July 2041 (a)(iii)(iv)
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate					6.25%			6.25%
Borrowings					$ 519	$ 531
Principal amount					$ 519	$ 531
6.25% notes due July 2041 (a)(iii)(iv) | Open Market Purchases
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate						6.25%
Repayments of bonds, notes and debentures							8,000,000
6.25% notes due July 2041 (a)(iii)(iv) | Cash Tender Offers
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate						6.25%
Repayments of bonds, notes and debentures							391,000,000
5.2% notes due March 2042 (a)(iii)
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate					5.20%			5.20%
Borrowings					$ 516	$ 529
Principal amount					$ 516	$ 529
5.2% notes due March 2042 (a)(iii) | Open Market Purchases
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate						5.20%
Repayments of bonds, notes and debentures							4,000,000
5.4% notes due February 2043 (a)(iii)
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate					5.40%			5.40%
Borrowings					$ 481	$ 492
Principal amount					$ 481	$ 492
5.4% notes due February 2043 (a)(iii) | Open Market Purchases
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate						5.40%
Repayments of bonds, notes and debentures							10,000,000
Outstanding Notes and Private Purchase | Cash Tender Offers
Disclosure of detailed information about borrowings [line items]
Repayments of bonds, notes and debentures							650,000,000
Pre tax expense						$ 63
6.0% notes due August 2040 (a)(iv)
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate					6.00%			6.00%
Borrowings					$ 624	648
Principal amount					624	$ 648
6.0% notes due August 2040 (a)(iv) | Cash Tender Offers
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate						6.00%
Repayments of bonds, notes and debentures							$ 10,000,000
4.75% notes due January 2022
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate			4.75%	4.75%
Repayments of borrowings including accrued interest, classified as financing activities			$ 187	$ 150,000,000
Quebrada Blanca Phase 2 project facility
Disclosure of detailed information about borrowings [line items]
Face amount of debt								$ 2,200,000,000
Borrowings installment payable								147,000,000
Borrowings					2,873	$ 3,322
Principal amount					2,873	$ 3,322
Fixed Rate Short Term Bank Loan
Disclosure of detailed information about borrowings [line items]
Borrowings					126			95,000,000
Principal amount					$ 126			95,000,000
One billion loan agreement
Disclosure of detailed information about borrowings [line items]
Borrowings										$ 225,000,000
Principal amount										225,000,000
One billion loan agreement | Antamina
Disclosure of detailed information about borrowings [line items]
Borrowings										1,000,000,000.0
Principal amount										$ 1,000,000,000.0
Revolving credit facility
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities								$ 4,000,000,000.0
Revolving credit facility | Bottom of range
Disclosure of detailed information about borrowings [line items]
Debt-to-capitalization ratio, maximum					200,000			200,000
Revolving credit facility | Top of range
Disclosure of detailed information about borrowings [line items]
Debt-to-capitalization ratio, maximum					0.60			0.60
Stand alone credit facility
Disclosure of detailed information about borrowings [line items]
Outstanding letters of credit					$ 2,600
Surety bonds
Disclosure of detailed information about borrowings [line items]
Borrowings					1,200
Principal amount					$ 1,200